Long-Term Debt (Schedule Of Future Debt Payments) (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
2020
2021
2022
Total long-term debt		$ 124
Bank Credit Facility [Member]
Long-Term Debt [Line Items]
2020
2021
2022
Total long-term debt